Property, Plant and Equipment	12 Months Ended
Feb. 28, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

5. PROPERTY, PLANT AND EQUIPMENT

Figures in Rand thousands	Land and Property[1]	Plant, equipment and vehicles	IT equipment	Capitalized telematics devices – Work-in- Progress	Capitalized telematics devices – Uninstalled	Capitalized telematics devices - Installed	Construction in progress[1]	Total

At February 28, 2025
Owned assets
Cost	484,798	165,439	190,549	152,253	259,360	3,877,236	-	5,129,635
Accumulated depreciation	(39,752)	(114,704)	(145,027)	-	-	(2,535,145)	-	(2,834,628)
Carrying value	445,046	50,735	45,522	152,253	259,360	1,342,091	-	2,295,007

Right-of-use assets
Cost	200,114	159,944	19,334	-	-	-	-	379,392
Accumulated depreciation	(108,540)	(38,367)	(19,277)	-	-	-	-	(166,184)
Carrying value	91,574	121,577	57	-	-	-	-	213,208

Total	536,620	172,312	45,579	152,253	259,360	1,342,091	-	2,508,215

At February 29, 2024
Owned assets
Cost	153,962	129,567	161,133	130,511	215,539	3,175,435	266,870	4,233,017
Accumulated depreciation	(31,245)	(95,097)	(119,796)	-	-	(2,143,185)	–	(2,389,323)
Carrying value	122,717	34,470	41,337	130,511	215,539	1,032,250	266,870	1,843,694

Right-of-use assets
Cost	202,367	105,692	19,399	-	-	-	-	327,458
Accumulated depreciation	(89,275)	(29,797)	(19,286)	-	-	-	-	(138,358)
Carrying value	113,092	75,895	113	-	-	-	-	189,100

Total	235,809	110,365	41,450	130,511	215,539	1,032,250	266,870	2,032,794

Reconciliation of the carrying value of property, plant and equipment

Figures in Rand thousands	Land and Property[1]	Plant, equipment and vehicles	IT equipment	Capitalized telematics devices – Work-in- Progress	Capitalized telematics devices – Uninstalled	Capitalized telematics devices - Installed	Construction in progress[1]	Total

At February 28, 2025
Beginning balance	122,717	34,470	41,337	130,511	215,539	1,032,250	266,870	1,843,694
Additions	11,578	25,962	37,336	207,584	325,248	359,183	55,480	1,022,371
Transfer between categories	322,350	5,674	-	(185,842)	(273,443)	459,285	(322,350)	5,674
Disposals	(1,509)	(2,100)	(1,257)	-	-	(3,625)	-	(8,491)
Depreciation	(9,655)	(12,576)	(30,615)	-	-	(484,760)	-	(537,606)
Translation adjustments	(435)	(695)	(1,279)	-	(7,984)	(20,242)	-	(30,635)
Ending balance	445,046	50,735	45,522	152,253	259,360	1,342,091	-	2,295,007

Right-of-use assets
Beginning balance	113,092	75,895	113	-	-	-	-	189,100
Additions	24,894	83,629	2	-	-	-	-	108,525
Transfer	-	(5,674)	-	-	-	-	-	(5,674)
Disposals	(3,220)	(2,051)	-	-	-	-	-	(5,271)
Depreciation	(39,806)	(29,018)	(57)	-	-	-	-	(68,881)
Translation adjustments	(3,386)	(1,204)	(1)	-	-	-	-	(4,591)
Ending balance	91,574	121,577	57	-	-	-	-	213,208

Total	536,620	172,312	45,579	152,253	259,360	1,342,091	-	2,508,215
Figures in Rand thousands	Land and Property[1]	Plant, equipment and vehicles	IT equipment	Capitalized telematics devices – Work-in- Progress	Capitalized telematics devices – Uninstalled	Capitalized telematics devices - Installed	Construction in progress[1]	Total

At February 29, 2024
Owned assets
Beginning balance	121,185	29,476	64,171	202,425	104,951	875,661	76,519	1,474,388
Acquisition of subsidiary	-	512	33	-	-	-	-	545
Additions	8,823	14,672	13,123	153,425	208,683	287,277	190,351	876,354
Transfer between categories	-	-	-	(225,339)	(101,722)	327,061	-	-
Disposals	-	(251)	(2,147)	-	-	(3,544)	-	(5,942)
Depreciation	(7,557)	(10,977)	(35,441)	-	-	(475,536)	-	(529,511)
Translation adjustments	266	1,038	1,598	-	3,627	21,331	-	27,860
Ending balance	122,717	34,470	41,337	130,511	215,539	1,032,250	266,870	1,843,694

Right-of-use assets
Beginning balance	83,947	33,155	324	-	-	-	-	117,426
Additions	90,523	64,529	1,033	-	-	-	-	156,085
Disposals	(21,499)	(8,092)	-	-	-	-	-	(29,591)
Depreciation	(43,622)	(14,282)	(1,245)	-	-	-	-	(59,149)
Translation adjustments	3,743	585	1	-	-	-	-	4,329
Ending balance	113,092	75,895	113	-	-	-	-	189,100

Total	235,809	110,365	41,450	130,511	215,539	1,032,250	266,870	2,032,794

[1]	Certain freehold land and building of the Group with a carrying amount of ZAR 429.2 million (February 29, 2024: ZAR 376.9 million) were mortgaged to a bank as security for mortgaged loan (Note 15). The freehold land and building are for the new South African central office located at Rosebank, Johannesburg.

The construction of South African central office was completed and transferred to land and property during the year ended February 2025.